Schedule of Fair Value Liabilities Measured on Recurring Basic (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 80,514	$ 1,659,468
Total liabilities at fair value	80,514	1,659,468
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Total liabilities at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	80,514	1,659,468
Total liabilities at fair value	$ 80,514	$ 1,659,468